CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 03, 2021	Jan. 14, 2021	Mar. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Convertible promissory notes payable			$ 45,000
Advance limit			$ 75,000
Conversion price			$ 0.005
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Advance limit				$ 75,000
Accrued interest			$ 10,000	$ 9,000
Proceeds from convertible debt	$ 25,000	$ 20,000
Interest rate				10.00%
Maturity Date				Jan. 14, 2024